LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 408.5	$ 398.5
Current portion of non-current borrowings	4.6	0.0
Long-term debt	403.9	398.5
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	388.1	398.5
Caterpillar Finance Corporation Equipment Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	20.7	0.0
Borrowings Net of Prepaid Transaction Cost	$ 20.4	$ 0.0